Investment Securities - Amortized Cost And Fair Value Of Investment Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013		Mar. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 297,140		$ 284,494		$ 263,208
Gross Unrealized Gains	1,670		1,509		4,303
Gross Unrealized (Losses)	(3,520)		(8,131)		(724)
Fair Value	295,290		277,872		266,787
Government sponsored agency mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	83,879	[1]	50,721	[1],[2],[3]	2,975	[2],[3]
Gross Unrealized Gains	476	[1]	160	[1],[2],[3]	209	[2],[3]
Gross Unrealized (Losses)	(224)	[1]	(723)	[1],[2],[3]
Fair Value	84,131	[1]	50,158	[1],[2],[3]	3,184	[2],[3]
U.S. government sponsored and federal agency obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,303		3,359		3,444
Gross Unrealized Gains	25		17		60
Gross Unrealized (Losses)
Fair Value	3,328		3,376		3,504
Corporate stock and bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1		88		152
Gross Unrealized Gains	5		267		112
Gross Unrealized (Losses)
Fair Value	6		355		264
Non-agency CMOs
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,968	[1]	6,452	[1],[2]	7,885	[2]
Gross Unrealized Gains	12	[1]	9	[1],[2]	15	[2]
Gross Unrealized (Losses)	(124)	[1]	(253)	[1],[2]	(351)	[2]
Fair Value	5,856	[1]	6,208	[1],[2]	7,549	[2]
GNMA mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	203,989	[1]	223,874	[1],[2],[3]	248,752	[2],[3]
Gross Unrealized Gains	1,152	[1]	1,056	[1],[2],[3]	3,907	[2],[3]
Gross Unrealized (Losses)	(3,172)	[1]	(7,155)	[1],[2],[3]	(373)	[2],[3]
Fair Value	$ 201,969	[1]	$ 217,775	[1],[2],[3]	$ 252,286	[2],[3]

[1]	CMOs (collateralized mortgage obligations), GSAs (government sponsored agencies) and GNMA (Ginnie Mae) mortgage-backed securities are primarily collateralized by residential mortgages.
[2]	Primarily collateralized by residential mortgages.
[3]	Includes mortgage-backed securities and CMOs.